Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	392,173,679	390,949,079
Ordinary shares, outstanding	392,173,679	390,949,079